COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

6.COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be a party to litigation and subject to claims incidental to its business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources, and other factors. As of June 30, 2022 the Company currently has two outstanding legal claims that may have an adverse material impact.

Litigation Relating to LBF Acquisition. In the federal court action, Thomas DeRosa, a shareholder of LBF Travel Management Corp. (f/k/a LBF Travel, Inc.), the entity that sold LBF Travel Holdings, LLC to Mondee, sued LBF Travel Management Corp. and its CEO to recover a portion of the proceeds of the sale of LBF Travel Holdings, LLC to Mondee. Mondee was later added as a party to this litigation via a third-party complaint that alleges, among other things, that Mondee aided and abetted the directors and officers of LBF Travel Management Corp. in breaches of their fiduciary duties in connection with the acquisition. The case remains pending in Federal court. There is a separate state court action that has been stayed. While the Company believes that they will be successful based on their position, it is nevertheless reasonably possible that the Company could be required to pay any assessed amounts in order to contest or litigate the assessment and an estimate for a reasonably possible amount of any such payments cannot be made.

On October 13, 2021, Mondee received a summons from Global Collect Services B.V. (“Ingenico”) to appear in the District Court of Amsterdam with respect to a claim of $548 for past dues and outstanding invoices, fees, plus interest and costs of collection. The Company is in current discussions to settle this lawsuit.

Letters of Credit

The Company had $7,119 secured letters of credit outstanding as of June 30, 2022. These primarily relate to securing the payment for the potential purchase of airline tickets in the ordinary course of business and are collateralized by term deposits and money market funds The following table presents our material contractual obligations as of June 30, 2022.

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
7,119	7,069	50	—	—

11.	COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be a party to litigation and subject to claims incidental to its business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources, and other factors. As of December 31, 2021 the Company currently has two outstanding legal claims that may have an adverse material impact.

Litigation Relating to LBF Acquisition. In the federal court action, Thomas DeRosa, a shareholder of LBF Travel Management Corp. (f/k/a LBF Travel, Inc.), the entity that sold LBF Travel Holdings, LLC to Mondee, sued LBF Travel Management Corp. and its CEO to recover a portion of the proceeds of the sale of LBF Travel Holdings, LLC to Mondee. Mondee was later added as a party to this litigation via a third-party complaint that alleges, among other things, that Mondee aided and abetted the directors and officers of LBF Travel Management Corp. in breaches of their fiduciary duties in connection with the acquisition. The case remains pending in Federal court. There is a separate state court action that has been stayed. While the Company believes that they will be successful based on their position, it is nevertheless reasonably possible that the Company could be required to pay any assessed amounts in order to contest or litigate the assessment and an estimate for a reasonably possible amount of any such payments cannot be made.

On October 13, 2021, Mondee received a summons from Global Collect Services B.V. (“Ingenico”) to appear in the District Court of Amsterdam with respect to a claim of $548 for past dues and outstanding invoices, fees, plus interest and costs of collection. The Company is in current discussions to settle this lawsuit.

Operating Leases

The Company leases various office premises and facilities under operating leases that expire at various dates through October 2029.

Certain of the Company’s operating lease agreements for office space also include rent holidays and scheduled rent escalations during the initial lease term. The Company has recorded the rent holiday as a deferred rent within accrued liabilities and other non-current liabilities on the consolidated balance sheets. The Company recognizes the deferred rent liability and scheduled rent increase on a straight-line basis into rent expense over the lease term commencing on the date the Company takes possession of the lease space.

Future minimum lease payments under operating leases are as follows:

Year ending December 31,
2022	$895
2023	480
2024	400
2025	188
2026	92
Thereafter	134
$2,189

Rent expense for the Company’s operating leases is recognized on a straight-line basis over the lease term. Rent expense for the years ended December 31, 2021 and 2020 was $1,485 and $2,293, respectively.

Letters of Credit

The Company had $7,258 and $7,430 of secured letters of credit outstanding as of December 31, 2021 and December 31, 2020, respectively. These primarily relate to securing the payment for the potential purchase of airline tickets in the ordinary course of business and are collateralized by term deposits and money market funds The following table presents our material contractual obligations as of December 31, 2021.

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
$7,258	$7,258	$0	$0	$0
$7,258	$7,258	$0	$0	$0

ITHAX ACQUISITION CORP.
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on January 27, 2021 (the “IPO Registration Rights Agreement”), the holders of the Founder Shares (and any Class A ordinary shares issued upon conversion of the Founder Shares), Private Placement Units (and the underlying securities), and units (and the underlying securities) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The IPO Registration Rights Agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. At the closing of the Business Combination, the Company entered into a registration rights agreement, with the Sponsor, certain former stockholders of Mondee, and the other parties thereto, as further described below.

Underwriting Agreement

The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 21,000,000 Units sold in the Initial Public Offering, or $7,350,000, and (ii) 6% of the gross proceeds from the Units sold pursuant to the over-allotment option, or up to $1,732,500. The deferred fee of $9,082,500 is payable to the underwriters at the closing of the Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

As previously announced, ITHAX previously entered into that certain Business Combination Agreement. The total deferred business combination fees payable were accrued as of June 30, 2022, however payment of these fees was contingent upon the closing of the Business Combination, which occured on July 18, 2022. The Business Combination consummated on July 18, 2022 (see Note 1).

PIPE Investment

Concurrently with the execution of the Business Combination Agreement, ITHAX entered into Subscription Agreements (the “Subscription Agreements”) with certain “qualified institutional buyers” (as defined in Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”)) and accredited investors (together, the “Initial PIPE Investors”), pursuant to which the Initial PIPE Investors have agreed to subscribe for and purchase, and ITHAX has agreed to issue and sell to the Initial PIPE Investors, an aggregate of 5,000,000 shares of New Mondee Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $50,000,000 (the “Initial PIPE Investment”). Subsequently, on April 21, 2022, ITHAX entered into a Subscription Agreement with an additional investor (the “Additional PIPE Investor” together with the Initial PIPE Investors the “PIPE Investors”) pursuant to which the Additional PIPE Investor agreed to subscribe for and purchase, and ITHAX has agreed to issue and sell to the Additional PIPE Investor, 2,000,000 shares of New Mondee Common Stock at a price of $10.00 per share, for gross proceeds of $20,000,000 (the “Additional PIPE Investment”). The aggregate gross proceeds to New Mondee from the Initial PIPE Investment and the Additional PIPE Investment of 7,000,000 shares (the “PIPE Shares”) equaled $70,000,000 (the “PIPE Financing”). The offer and sale of the shares of New Mondee Common Stock issued in the PIPE Financing pursuant to the Subscription Agreements have not been registered under the Securities Act in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ITHAX granted the PIPE Investors certain registration rights in connection with the PIPE Financing. The PIPE Financing was consummated immediately prior to the First Effective Time.

Registration Rights Agreement

On July 18, 2022, New Mondee, the Sponsor, certain former stockholders of Mondee, and the other parties thereto entered into the Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which, among other things, the parties thereto have been granted certain customary registration rights with respect to their respective shares of New Mondee Common Stock. An aggregate of 74,300,000 shares of New Mondee Common Stock are subject to resale registration rights. Such shares include (i) the 7,000,000 PIPE Shares; (ii) up to 60,800,000 Merger Consideration shares; and (iii) an aggregate of up to 6,500,000 Earn-Out Shares (as described below). Pursuant to the Registration Rights Agreement, New Mondee agreed that, within thirty (30) calendar days after the Closing Date, it will file with the SEC a registration statement registering the resale of the Registrable Securities (the “Resale Registration Statement”), and New Mondee will use its commercially reasonable efforts to have the Resale Registration Statement declared effective by the SEC as soon as practicable after the filing thereof. In certain circumstances, the holders party to the Registration Rights Agreement can request to sell in an underwritten offering that is registered pursuant to a Shelf available at such time (an “Underwritten Shelf Takedown”). The Sponsor may not demand more than one (1) Underwritten Shelf Takedown and the other Holders (as defined in the Registration Rights Agreement) may demand not more than two (2) Underwritten Shelf Takedowns. Both the Sponsor and the other Holders will be entitled to piggyback registration rights, in each case subject to certain limitations set forth in the Registration Rights Agreement.

Under the Registration Rights Agreement, New Mondee agreed to indemnify the holders against any losses or damages resulting from any untrue statement or omission or alleged untrue statement or omission of a material fact in any registration statement, prospectus, or preliminary prospectus or any amendment thereof, pursuant to which the holders sell their equity securities, unless such liability arose from the holders’ misstatement or omission, and each of the holders, severally and individually, will agree to indemnify New Mondee against any losses or damages caused by such holder’s material misstatements or omissions in those documents.

Sponsor Support Agreement

In connection with the execution of the Business Combination Agreement, ITHAX entered into a sponsor support agreement with the Sponsor and Mondee (the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed to, among other things, vote all of the 6,472,500 ordinary shares of ITHAX in favor of the approval of the Transactions and to waive any redemption rights with respect to any ordinary shares held by it. The Sponsor did not receive separate consideration for its waiver of redemption rights in the Sponsor Support Agreement. In addition, the Sponsor agreed that 603,750 Class B ordinary shares issued in connection with ITHAX’s Initial Public Offering (which were converted to 603,750 shares of New Mondee Class B Common Stock in connection with the Domestication) would be forfeited if the Minimum Cash Condition contemplated by the Business Combination Agreement was not satisfied as of the Closing Date. Since the Minimum Cash Condition was waived and not satisfied, the Sponsor forfeited 603,750 shares of New Mondee Class B Common Stock at the Closing Date in accordance with the terms of the Sponsor Support Agreement.

Stockholder Support Agreement

Pursuant to the Business Combination Agreement, Mondee and Mondee Holdings, LLC entered into a Support Agreement (the “Stockholder Support Agreement”) with ITHAX, pursuant to which Mondee Holdings, LLC, among other things, agreed to vote to adopt and approve the Business Combination Agreement and all other documents and transactions contemplated thereby.

Earn-out Agreement

Pursuant to the Business Combination Agreement, ITHAX entered into an earn-out agreement (the “Earn-Out Agreement”) with certain signatories thereto (the “Members”), pursuant to which ITHAX has agreed, among other things that in connection with and upon the First Merger, New Mondee may issue to the Members an aggregate of up to 9,000,000 shares of New Mondee Common Stock (the “Earn-Out Shares”), with the Earn-Out Shares vesting over the four-year period following the Closing Date based on the achievement of certain milestones related to the trading price of New Mondee Common Stock set forth in the Earn-Out Agreement. Upon the closing of the Business Combination, Prasad Gundumogula, who is the Chief Executive Officer of New Mondee, received 6,000,000 of the aggregate amount of Earn-Out Shares.

Vendor Agreements

On October 4, 2021, the Company entered into an agreement with a vendor for placement agency services in connection with the PIPE and customary capital market advisement services related to the pending Business Combination. The agreement calls for the vendor to receive a contingent fee equal to 7% of the gross proceeds of securities sold in the PIPE placement and capped at $3,500,000. The vendor terminated this agreement in June 2022 and no fees were paid or are payable to the vendor.

On October 4, 2021, the Company entered into an agreement with a vendor for fund-raising services in connection with the PIPE and capital markets advisory services related to the pending Business Combination. The agreement calls for the vendor to receive a contingent fee equal to $500,000, plus 3.5% on the gross proceeds of securities sold in the PIPE placement exceeding $50,000,000 and capped at $1,500,000. The fee of $1,200,000 was payable upon consummation of the Business Combination, which is included in deferred business combination fees payable in the accompanying condensed consolidated balance sheet.

On December 15, 2021, the Company entered into an agreement with a vendor for capital market advisement services related to the Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $1,000,000 upon the consummation of the Business Combination, which is included in deferred business combination fees payable in the accompanying condensed consolidated balance sheet.

On January 24, 2022, the Company entered into an agreement with a vendor for capital markets advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 upon the consummation of the Business Combination, which is included in deferred business combination fees payable in the accompanying condensed consolidated balance sheet.

On February 1, 2022, the Company entered into an agreement with a vendor for capital markets advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 upon the consummation of the Business Combination, which is included in deferred business combination fees payable in the accompanying condensed consolidated balance sheet.

As of December 31, 2021 the Company entered into an agreement with a vendor for an insurance policy, which the vendor will only receive insurance run-off premium in the amount of approximately $1,100,000 upon the consummation of the Business Combination. The Company renegotiated the premiums to the amount of $750,000 which became payable upon consummation of the Business Combination.

As of June 30, 2022, the Company incurred legal fees of approximately $2,200,000 which are included in deferred business combination fees payable in the accompanying condensed consolidated balance sheet. These fees became payable upon the consummation of the Business Combination.

Legal Proceedings

In connection with the Business Combination, two purported stockholders sent demand letters. No amount of damages is stated in the demand letters. The Company believes that the threatened lawsuits are without merit and, if filed, the Company intends to defend the matters vigorously. The Company is currently unable to reasonably determine the outcome of any potential litigation or estimate any potential losses, and, as such, have not recorded a loss contingency. There is no other material litigation, arbitration or governmental proceedings currently pending against the Company or any members of its management team in their capacity as such.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on January 27, 2021, the holders of the Founder Shares (and any Class A ordinary shares issued upon conversion of the Founder Shares), Private Placement Units (and the underlying securities), and units (and the underlying securities) that may be issued on conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register the offer and sale of such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register the resale of such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 21,000,000 Units sold in the Initial Public Offering, or $7,350,000, and (ii) 6% of the gross proceeds from the Units sold pursuant to the over-allotment option, or up to $1,732,500. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On December 20, 2021, the Company entered into a Business Combination Agreement with Mondee Holdings II, Inc., a travel technology company. The Business Combination Agreement was entered into by and among ITHAX Acquisition Corp., Merger Sub 1, Merger Sub 2 and Mondee Holdings II, Inc., a Delaware corporation (“Mondee”). Pursuant to the Business Combination Agreement, the Company will become a Delaware corporation (the “Domestication”) and the parties will enter into a business combination transaction (together with the Domestication, the “Business Combination”) by which (i) Merger Sub I will merge with and into Mondee, with Mondee being the surviving entity in the merger (the “First Merger”), and (ii) immediately following the First Merger, Mondee will merge with and into Merger Sub II, with Merger Sub II being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Business Combination Agreement, the “Transactions” and the closing of the Transactions, the “Closing”). As a result of the Domestication (i) each outstanding Class A ordinary share of the Company, par value $0.001 per share (the “Class A Shares”) and each outstanding Class B ordinary share of the Company, par value $0.001 per share (the “Class B Shares”) will be automatically converted into one share of Class A common stock, par value $0.001 per share (the “Class A Common Stock”), of Ithax Acquisition Corp., a Delaware corporation (“Delaware Ithax”), and (ii) pursuant to an amended and restated warrant agreement, each outstanding warrant of the Company will be replaced by a redeemable warrant of Delaware Ithax, with substantially the same terms, exercisable for a share of Class A Common Stock. In connection with the Closing, Delaware Ithax will change its name to “Mondee Holdings, Inc.”

Registration Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, the Company, the Sponsor, Mondee and the sole stockholder of Mondee (the “Sole Stockholder”) and the other parties thereto will enter into the Registration Rights Agreement, pursuant to which Ithax will agree to register for resale certain shares of its Class A Common Stock that are held by the parties thereto from time to time.

Additionally and pursuant to the Registration Rights Agreement, the holders of any shares of Class A Common Stock (the “Lock-Up Shares”) issued to the Sponsor prior to the Closing or to the Sole Stockholder in connection with the Business Combination Agreement, or to the Members (as defined below) in connection with the Earn-out Agreement (as defined below), may not transfer any Lock-Up Shares during the period beginning on the date of Closing and ending on the date that is the earlier of (A) six months after the Closing, (B) the date on which the closing price of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 calendar days following the Closing and (C) the date on which the Company consummates a sale, merger, liquidation, exchange offer or other similar transaction after the Closing, which results in the stockholders immediately prior to such transaction having beneficial ownership of less than 50% of the outstanding voting securities of the combined company.

Subscription Agreements

Concurrently with the execution of the Business Combination Agreement, certain investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to purchase in a private placement 5,000,000 shares of Class A Common Stock (the “PIPE Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of $50,000,000 million (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the Transactions and will be consummated concurrently with the Closing. The PIPE Shares to be issued pursuant to the PIPE Subscription Agreements have not been registered under the Securities Act, and will be issued in reliance on the availability of an exemption from such registration. The PIPE Subscription Agreements further provide that the Company will use commercially reasonable efforts to file a registration statement to register the resale of the PIPE Shares within 30 calendar days after the Closing. It is expected that the PIPE Investors will be parties to the Registration Rights Agreement.

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor and Mondee. Pursuant to the Sponsor Support Agreement, the Sponsor has agreed, among other things, subject to the terms and conditions of the Sponsor Support Agreement, (i) to vote all of its Class A Shares and Class B Shares and any other equity securities of the Company that Sponsor acquired record or beneficial ownership of after the date of the Sponsor Support Agreement and prior to the Closing, other than the shares of Class A Common Stock acquired by the Sponsor pursuant to the Private Placements (collectively, the “Subject SPAC Equity Securities”) (a) in favor of the approval and adoption of the Business Combination Agreement and the approval of the Transactions (b) against any action, agreement, or transaction or proposal that would reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company, Merger Sub I or Merger Sub II under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated, (ii) not to redeem, elect to redeem or tender or submit any of its Subject SPAC Equity Securities for redemption in connection with the BCA or the Transactions, (iii) not to commit or agree to take any action inconsistent with the foregoing. (iv) to comply with and fully perform all of its obligations, covenants and agreements set forth in the Voting Letter Agreement (as defined therein), (v) not to modify or amend any agreement, contract or arrangement between or among Sponsor and any Affiliate of such Sponsor (other than SPAC or any of its Subsidiaries), on the one hand, and SPAC or any of its subsidiaries, on the other hand, related to the Transactions, including, for the avoidance of doubt, the Voting Letter Agreement, and (vi) to comply with the transfer restrictions set forth in the Voting Letter Agreement irrespective of any release or waiver thereof.

In addition, the Sponsor has agreed that if Mondee waives in writing the condition set forth in Section 7.03(e) of the Business Combination, requiring the amount of cash held by the Company to be equal to at least $150,000,000, the Sponsor shall, immediately prior to the First Merger and without any further action on its part, forfeit and surrender or cause the forfeiture and surrender to the Company for no consideration, 603,750 of its Class B Shares.

The Sponsor Support Agreement also includes, among other things, a waiver by the Sponsor of its redemption rights and anti-dilution protection as set forth in Article 36.5 of the Company’s amended and restated memorandum and articles of association.

The Sponsor Support Agreement will automatically terminate upon the earlier of (a) the Closing and (b) the termination of the Business Combination Agreement in accordance with its terms.

Stockholder Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into a support agreement (the “Stockholder Support Agreement”) with the Sole Stockholder pursuant to which the Sole Stockholder has, among other things, agreed to vote (a) in favor of the approval and adoption of the Business Combination Agreement and the approval of the Mergers and the other Transactions and (b) against any action, agreement or transaction or proposal that would reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated. The Stockholder Support Agreement will terminate upon the earlier of (a) the First Merger becomes effective and (b) the termination of the Business Combination Agreement in accordance with its terms.

Earn-out Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into an earn-out agreement (the “Earn-out Agreement”) with certain signatories thereto (the “Members”), pursuant to which the Company has agreed, among other things that in connection with and upon the First Merger, the Company will issue to the Members up to 9,000,000 new shares of Class A Common Stock (the “Earn-out Shares”), with the Earn-out Shares vesting over the four-year period following Closing based on the achievement of certain milestones related to the trading price of the Company’s common stock set forth in the Earn-out Agreement.

The Earn-out Agreement will terminate if the Business Combination Agreement is validly terminated in accordance with its terms prior to the Closing.

Vendor Agreements

On October 4, 2021, the Company entered into an agreement with a vendor for capital market advisement services and investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to 7% of the gross proceeds of securities sold in the PIPE placement and capped at $3,500,000.

On October 4, 2021, the Company entered into an agreement with a vendor for investment banking services related to the pending Business Combination. Specifically, the agreement relates to assisting in raising the funds as part of the PIPE financing. The agreement calls for the vendor to receive a contingent fee equal to $500,000 plus 3.5% of the gross proceeds of securities sold in the PIPE placement and capped at $1,500,000.

On December 15, 2021, the Company entered into an agreement with a vendor for capital market advisement services related to the Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $1,000,000 upon the consummation of the Business Combination.

On January 24, 2022, the Company entered into an agreement with a vendor for advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $500,000 upon the consummation of the Business Combination.

On February 1, 2022, the Company entered into an agreement with a vendor for advisory services related to the pending Business Combination Agreement. The agreement calls for the vendor to receive a contingent fee in the amount of $625,000 upon the consummation of the Business Combination.

As of December 31, 2021 the Company entered into an agreement with a vendor for an insurance policy, which the vendor will only receive insurance run-off premium in the amount of approximately $1,100,000 upon the consummation of the Business Combination.

Through December 31, 2021, the Company incurred legal fees of approximately $1,100,000. These fees will only become due and payable upon the consummation of an initial Business Combination.